CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES AND OTHER INCOME:
Rental of flight equipment	$ 4,454,405	$ 4,726,502	$ 4,928,253
Flight equipment marketing and gain on aircraft sales	14,348	10,637	12,966
Interest and other income	57,910	61,741	55,973
Total revenues and other income	4,526,663	4,798,880	4,997,192
EXPENSES:
Interest	1,569,468	1,567,369	1,365,490
Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	9,808	47,787	(21,450)
Depreciation of flight equipment	1,864,735	1,963,175	1,968,981
Aircraft impairment charges on flight equipment held for use	1,567,180	1,110,427	50,884
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed	170,328	552,762	35,448
Loss on extinguishment of debt	61,093
Flight equipment rent	18,000	18,000	18,000
Selling, general and administrative	238,106	212,780	196,675
Other expenses	61,924	91,216
Total expenses	5,560,642	5,563,516	3,614,028
(LOSS) INCOME BEFORE INCOME TAXES	(1,033,979)	(764,636)	1,383,164
(Benefit) provision for income taxes	(310,078)	(268,968)	495,989
NET (LOSS) INCOME	$ (723,901)	$ (495,668)	$ 887,175